March 7, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

     Re: Transamerica Separate Account VUL-5 of Transamerica Occidental Life Insurance Company (File No. 333-51916)

Dear Commissioners:

On behalf of Transamerica Separate Account VUL-5 of Transamerica Occidental Life Insurance Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"). The funds are as follows:


AEGON/Transamerica Capital Guardian Global
AEGON/Transamerica Capital Guardian Value
AEGON/Transamerica Federated Growth and Income
AEGON/Transamerica Transamerica Equity
AEGON/Transamerica Transamerica Money Market
AEGON/Transamerica Van Kampen Emerging Growth

Alger American Income and Growth

Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B

Dreyfus Investment Portfolios - MidCap Stock - Initial Shares
Dreyfus VIF Appreciation
Dreyfus VIF Developing Leaders
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares

Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity Income Portfolio
Fidelity VIP Index 500 Portfolio

Franklin Small Cap Fund - Class 2
Franklin Small Cap Value Securities Fund

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares

MFS VIT Emerging Growth
MFS VIT Investor Trust Series
MFS VIT Research

Miller Anderson UIF Core Plus Fixed Income
Miller Anderson UIF High Yield

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income

Van Kampen UIF Emerging Markets Equity
Van Kampen UIF International Magnum


These Annual Reports are for the period ending December 31, 2002 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

Very truly yours,



David M. Goldstein
Senior Vice President

Entity:  AEGON/Transamerica Capital Guardian Global
         AEGON/Transamerica Capital Guardian Value
         AEGON/Transamerica Federated Growth and Income
         AEGON/Transamerica Transamerica Equity
         AEGON/Transamerica Transamerica Money Market
         AEGON/Transamerica Van Kampen Emerging Growth
File No.:         811-4419
Date of Filing:   2-27-2003
Accession No.     0000950144-03-002432
CIK:     0000778207


Entity:  Alger American Fund Income and Growth
File No.:         811-05550
Date of Filing:   2-26-2003
Accession No.     0000930413-03-000579
CIK:     0000930413


Entity:  Alliance VP Growth and Income - Class B
File No.:         811-05398
Date of Filing:  2-21-2003
Accession No.  0000936772-03-000090
CIK: 0000825316


Entity:  Alliance VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  2-21-2003
Accession No.  000936772-03-000075
CIK: 0000825316


Entity:  Dreyfus Investment Portfolios - MidCap Stock
File No.:         811-08673
Date of Filing:    3-03-2003
Accession No.     :  0001056707-03-000002
CIK:     0001056707

Entity:  The Dreyfus Socially Responsible Growth Fund, Inc.
File No.:         811-7044
Date of Filing:    3-3-2003
Accession No.:  0000890064-03-000002
CIK:     0000890064


Entity:  Dreyfus VIF Appreciation
Dreyfus VIF Developing Leaders
File No.:         811-05125
Date of Filing:   3-4-2003
Accession No.     0000813383-03-000006
CIK:     0000813383

Entity:  Fidelity VIP Contrafund Portfolio
         Fidelity VIP Equity Income Portfolio
         Fidelity VIP Index 500 Portfolio
File No.:         811-03329
Date of Filing:   2-28-2003
Accession No.     0000356494-03-000003
CIK:     0000356494


Entity:  Franklin Small Cap Fund - Class 2
Franklin Small Cap Value Securities Fund - Class 2
Franklin Technology Securities Fund
File No.:         811-5583
Date of Filing:   2-25-2003
Accession No.     0000737274-03-000755
CIK:     0000837274

Entity:  Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   2-21-2003
Accession No.     0001012709-03-000222
CIK:     0000906185

Entity:  MFS VIT Emerging Growth
File No.:         811-08326
Date of Filing:    2-14-2003
Accession No.     0000950156-03-000064
CIK:  0000918571


Entity:  MFS VIT Investor Trust Series
File No.:         811-08326
Date of Filing: 2-14-2003
Accession No.  0000950156-03-000058
CIK:  0000918571

Entity:  MFS VIT Research
File No.:         811-08326
Date of Filing: 2-14-2003
Accession No.  0000950156-03-000057
CIK:     0000918571

Entity:  Miller Anderson UIF Core Plus Fixed Income
Miller Anderson UIF High Yield
File No.:         811-07607
Date of Filing:   3-4-2003
Accession No.  0001047469-03-007606
CIK:  0001011378

Entity:  OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap
File No.:         811-08512
Date of Filing:   3-3-2003
Accession No.     0000912057-03-007449
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income
File No.: 811-08399
Date of Filing: 3-7-2003
Accession No.:  0001017062-03-000383
CIK: 001047304

Entity:  Van Kampen UIF Emerging Markets Equity
Van Kampen UIF International Magnum
File No.:         811-4419
Date of Filing:   3-04-2003
Accession No.     0001047469-03-007606
CIK:     0001011378